Significant Accounting Policies Significant Accounting Policies (Concentration of Credit Risk) (Details) (Sales Revenue, Services, Net [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Private Pay, third-party and facilities [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.00%	36.00%	39.00%
Feredal Medicare program (Part D & Part B) [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	55.00%	52.00%	49.00%
State Medicaid Programs [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	8.00%	9.00%
Other sources [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	2.00%	4.00%	3.00%